Segment information	6 Months Ended
Jun. 30, 2025
Segment information [abstract]
Segment information
20.	Segment information

Reportable segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker, with appropriate aggregation. The chief operating decision maker is the CEO who is responsible for allocating resources, assessing the performance of the reportable segment and making key strategic decisions. The Company operates in two segments: Biopharmaceutical and Strategic Investments.

The Company’s Biopharmaceutical segment is focused on furthering the research and development of the Company’s drug candidates and the development of a treatment for alcohol misuse for application in hospitals and other medical practices. The Biopharmaceutical segment primarily earns interest income on excess cash on hand invested in short-term guaranteed investment certificates.

The Company’s Strategic Investments segment is focused on generating returns and cash flow through the issuance of loans secured by residential property, with FSD Strategic Investments having a first or second collateral mortgage on the secured property.

The following tables summarize the Company’s total current and non-current assets and current and non-current liabilities as of June 30, 2025, and December 31, 2024, on a segmented basis:

	As at June 30, 2025
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Current assets	7,304,731	3,038,860	10,343,591
Non-current assets	4,953,440	—	4,953,440
Current liabilities	13,249,998	—	13,249,998
Non-current liabilities	—	—	—

	As at December 31, 2024
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Current assets	8,620,407	3,432,340	12,052,747
Non-current assets	5,066,477	—	5,066,477
Current liabilities	6,678,992	—	6,678,992
Non-current liabilities	—	—	—

The following tables summarize the Company’s interest income, total operating expenses, and net loss for the three and six months ended June 30, 2025, and 2024 on a segmented basis:

	For the six months ended June 30, 2025
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Interest expense (income)	(24,727)	(133,222)	(157,949)
Total operating expenses	8,250,414	448	8,250,862
Net (loss) income	(18,638,981)	132,773	(18,506,208)

	For the three months ended June 30, 2025
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Interest expense (income)	(22,144)	(68,589)	(90,733)
Total operating expenses	4,853,313	126	4,853,439
Net (loss) income	(9,834,790)	68,463	(9,766,327)

	For the six months ended June 30, 2024
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Interest expense (income)	12,109	(289,057)	(276,948)
Total operating expenses	5,713,717	245	5,713,962
Net (loss) income	(5,732,736)	288,812	(5,443,924)

	For the three months ended June 30, 2024
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Interest expense (income)	31,266	(135,690)	(104,424)
Total operating expenses	3,456,556	50	3,456,606
Net (loss) income	(3,488,139)	135,640	(3,352,499)